Derivative Instruments	12 Months Ended
Dec. 31, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative Instruments
NOTE 19	Derivative Instruments

In the ordinary course of business, the Company enters into derivative transactions to manage various risks and to accommodate the business requirements of its customers. The Company recognizes all derivatives on the Consolidated Balance Sheet at fair value in other assets or in other liabilities. On the date the Company enters into a derivative contract, the derivative is designated as either a hedge of the fair value of a recognized asset or liability (“fair value hedge”); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedge”); a hedge of the volatility of an investment in foreign operations driven by changes in foreign currency exchange rates (“net investment hedge”); or a designation is not made as it is a customer-related transaction, an economic hedge for asset/liability risk management purposes or another stand-alone derivative created through the Company’s operations (“free-standing derivative”). When a derivative is designated as a fair value, cash flow or net investment hedge, the Company performs an assessment, at inception and, at a minimum, quarterly thereafter, to determine the effectiveness of the derivative in offsetting changes in the value or cash flows of the hedged item(s).

Fair Value Hedges These derivatives are interest rate swaps the Company uses to hedge the change in fair value related to interest rate changes of its underlying fixed-rate debt. Changes in the fair value of derivatives designated as fair value hedges, and changes in the fair value of the hedged items, are recorded in earnings. All fair value hedges were highly effective for the year ended December 31, 2013, and the change in fair value attributed to hedge ineffectiveness was not material.

Cash Flow Hedges These derivatives are interest rate swaps the Company uses to hedge the forecasted cash flows from its underlying variable-rate loans and debt. Changes in the fair value of derivatives designated as cash flow hedges are recorded in other comprehensive income (loss) until the cash flows of the hedged items are realized. If a derivative designated as a cash flow hedge is terminated or ceases to be highly effective, the gain or loss in other comprehensive income (loss) is amortized to earnings over the period the forecasted hedged transactions impact earnings. If a hedged forecasted transaction is no longer probable, hedge accounting is ceased and any gain or loss included in other comprehensive income (loss) is reported in earnings immediately, unless the forecasted transaction is at least reasonably possible of occurring, whereby the amounts remain within other comprehensive income (loss). At December 31, 2013, the Company had $261 million (net-of-tax) of realized and unrealized losses on derivatives classified as cash flow hedges recorded in other comprehensive income (loss), compared with $404 million (net-of-tax) at December 31, 2012. The estimated amount to be reclassified from other comprehensive income (loss) into earnings during the next 12 months is a loss of $117 million (net-of-tax). This amount includes gains and losses related to hedges that were terminated early for which the forecasted transactions are still probable. All cash flow hedges were highly effective for the year ended December 31, 2013, and the change in fair value attributed to hedge ineffectiveness was not material.

Net Investment Hedges The Company uses forward commitments to sell specified amounts of certain foreign currencies, and occasionally non-derivative debt instruments, to hedge the volatility of its investment in foreign operations driven by fluctuations in foreign currency exchange rates. The ineffectiveness on all net investment hedges was not material for the year ended December 31, 2013. There were no non-derivative debt instruments designated as net investment hedges at December 31, 2013 or 2012.

Other Derivative Positions The Company enters into free-standing derivatives to mitigate interest rate risk and for other risk management purposes. These derivatives include forward commitments to sell to-be-announced securities (“TBAs”) and other commitments to sell residential mortgage loans, which are used to economically hedge the interest rate risk related to residential mortgage loans held for sale (“MLHFS”) and unfunded mortgage loan commitments. The Company also enters into interest rate swaps, forward commitments to buy TBAs, U.S. Treasury futures and options on U.S. Treasury futures to economically hedge the change in the fair value of the Company’s MSRs. The Company also enters into foreign currency forwards to economically hedge remeasurement gains and losses the Company recognizes on foreign currency denominated assets and liabilities. In addition, the Company acts as a seller and buyer of interest rate derivatives and foreign exchange contracts for its customers. To mitigate the market and liquidity risk associated with these customer derivatives, the Company historically has entered into similar offsetting positions with broker-dealers. In 2014, the Company began to instead actively manage the risks from its exposure to these customer-related positions on a portfolio basis by entering into other derivative or non-derivative financial instruments that partially or fully offset the exposure from these customer-related positions. The Company also has derivative contracts that are created through its operations, including commitments to originate MLHFS.

For additional information on the Company’s purpose for entering into derivative transactions and its overall risk management strategies, refer to “Management Discussion and Analysis — Use of Derivatives to Manage Interest Rate and Other Risks” which is incorporated by reference into these Notes to Consolidated Financial Statements.

The following table summarizes the asset and liability management derivative positions of the Company:

	Asset Derivatives			Liability Derivatives
(Dollars in Millions)	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years
December 31, 2013
Fair value hedges
Interest rate contracts
Receive fixed/pay floating swaps	$500	$22	2.09	$–	$–	–
Cash flow hedges
Interest rate contracts
Pay fixed/receive floating swaps	772	26	6.25	4,288	498	2.46
Receive fixed/pay floating swaps	7,000	26	.84	–	–	–
Net investment hedges
Foreign exchange forward contracts	–	–	–	1,056	4	.04
Other economic hedges
Interest rate contracts
Futures and forwards
Buy	2,310	9	.07	1,025	7	.06
Sell	5,234	58	.08	346	4	.17
Options
Purchased	2,300	–	.07	–	–	–
Written	1,902	17	.07	2	–	.08
Receive fixed/pay floating swaps	–	–	–	3,540	56	10.22
Foreign exchange forward contracts	6,813	24	.02	2,121	4	.02
Equity contracts	79	3	1.62	–	–	–
Credit contracts	1,209	4	4.04	2,352	7	3.08
Total	$28,119	$189		$14,730	$580
December 31, 2012
Fair value hedges
Interest rate contracts
Receive fixed/pay floating swaps	$500	$30	3.09	$–	$–	–
Cash flow hedges
Interest rate contracts
Pay fixed/receive floating swaps	32	–	9.88	4,528	718	3.79
Receive fixed/pay floating swaps	7,000	45	1.84	–	–	–
Net investment hedges
Foreign exchange forward contracts	758	1	.07	–	–	–
Other economic hedges
Interest rate contracts
Futures and forwards
Buy	11,164	138	.07	2,921	13	.04
Sell	6,299	18	.11	12,223	57	.09
Options
Purchased	2,435	–	.07	–	–	–
Written	4,991	123	.12	4	–	.06
Receive fixed/pay floating swaps	350	1	10.21	3,775	14	10.21
Foreign exchange forward contracts	618	4	.03	1,383	6	.01
Equity contracts	31	–	2.80	27	–	2.46
Credit contracts	1,056	3	4.56	1,947	10	3.11
Total	$35,234	$363		$26,808	$818

The following table summarizes the customer-related derivative positions of the Company:

	Asset Derivatives			Liability Derivatives
(Dollars in Millions)	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years
December 31, 2013
Interest rate contracts
Receive fixed/pay floating swaps	$11,717	$600	5.11	$7,291	$106	5.57
Pay fixed/receive floating swaps	6,746	114	6.03	12,361	560	4.90
Options
Purchased	3,489	33	4.53	–	–	–
Written	–	–	–	3,489	33	4.53
Foreign exchange rate contracts
Forwards, spots and swaps	10,970	457	.59	9,975	427	.62
Options
Purchased	364	11	.53	–	–	–
Written	–	–	–	364	11	.53
Total	$33,286	$1,215		$33,480	$1,137
December 31, 2012
Interest rate contracts
Receive fixed/pay floating swaps	$16,671	$1,085	4.78	$1,090	$15	9.30
Pay fixed/receive floating swaps	928	14	11.12	16,923	1,042	4.74
Options
Purchased	3,046	16	5.24	28	–	4.42
Written	286	–	.75	2,788	16	5.68
Foreign exchange rate contracts
Forwards, spots and swaps	12,186	322	.43	11,861	286	.44
Options
Purchased	323	6	.55	–	–	–
Written	–	–	–	323	6	.55
Total	$33,440	$1,443		$33,013	$1,365

The table below shows the effective portion of the gains (losses) recognized in other comprehensive income (loss) and the gains (losses) reclassified from other comprehensive income (loss) into earnings (net-of-tax) for the years ended December 31:

	Gains (Losses) Recognized in Other Comprehensive Income (Loss)			Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings
(Dollars in Millions)	2013	2012	2011	2013	2012	2011
Asset and Liability Management Positions
Cash flow hedges
Interest rate contracts (a)	$25	$(46)	$(213)	$(118)	$(131)	$(138)
Net investment hedges
Foreign exchange forward contracts	(45)	(19)	34	–	–	–
Non-derivative debt instruments	–	20	–	–	–	–

Note:	Ineffectiveness on cash flow and net investment hedges was not material for the years ended December 31, 2013, 2012 and 2011.
(a)	Gains (Losses) reclassified from other comprehensive income (loss) into interest income on loans and interest expense on long-term debt.

The table below shows the gains (losses) recognized in earnings for fair value hedges, other economic hedges and the customer-related positions for the years ended December 31:

(Dollars in Millions)	Location of Gains (Losses) Recognized in Earnings	2013	2012	2011
Asset and Liability Management Positions
Fair value hedges (a)
Interest rate contracts	Other noninterest income	$(9)	$3	$(36)
Foreign exchange cross-currency swaps	Other noninterest income	–	42	(69)
Other economic hedges
Interest rate contracts
Futures and forwards	Mortgage banking revenue	615	437	23
Purchased and written options	Mortgage banking revenue	243	854	456
Receive fixed/pay floating swaps	Mortgage banking revenue	(322)	175	518
Pay fixed/received floating swaps	Mortgage banking revenue	–	–	1
Foreign exchange forward contracts	Commercial products revenue	49	(63)	(81)
Equity contracts	Compensation expense	2	2	1
Credit contracts	Other noninterest income/expense	6	(8)	–
Customer-Related Positions
Interest rate contracts
Receive fixed/pay floating swaps	Other noninterest income	(361)	(118)	302
Pay fixed/receive floating swaps	Other noninterest income	378	124	(317)
Foreign exchange rate contracts
Forwards, spots and swaps	Commercial products revenue	51	50	53

(a)	Gains (Losses) on items hedged by interest rate contracts and foreign exchange forward contracts, included in noninterest income (expense), were $8 million and zero for the year ended December 31, 2013, respectively, $(3) million and $(44) million for the year ended December 31, 2012, respectively, and $29 million and $72 million for the year ended December 31, 2011, respectively. The ineffective portion was immaterial for the years ended December 31, 2013, 2012 and 2011.

Derivatives are subject to credit risk associated with counterparties to the derivative contracts. The Company measures that credit risk using a credit valuation adjustment and includes it within the fair value of the derivative. The Company manages counterparty credit risk through diversification of its derivative positions among various counterparties, by entering into master netting arrangements and, where possible, by requiring collateral arrangements. A master netting arrangement allows two counterparties, who have multiple derivative contracts with each other, the ability to net settle amounts under all contracts, including any related collateral, through a single payment and in a single currency. Collateral arrangements require the counterparty to deliver, on a daily basis, collateral (typically cash or U.S. Treasury and agency securities) equal to the Company’s net derivative receivable. For highly-rated counterparties, the collateral arrangements may include minimum dollar thresholds, but allow for the Company to call for immediate, full collateral coverage when credit-rating thresholds are triggered by counterparties.

The Company’s collateral arrangements are predominately bilateral and, therefore, contain provisions that require collateralization of the Company’s net liability derivative positions. Required collateral coverage is based on certain net liability thresholds and contingent upon the Company’s credit rating from two of the nationally recognized statistical rating organizations. If the Company’s credit rating were to fall below credit ratings thresholds established in the collateral arrangements, the counterparties to the derivatives could request immediate full collateral coverage for derivatives in net liability positions. The aggregate fair value of all derivatives under collateral arrangements that were in a net liability position at December 31, 2013, was $1.0 billion. At December 31, 2013, the Company had $792 million of cash posted as collateral against this net liability position.